INCOME TAX	12 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Income Tax
6.	INCOME TAX

(a) Income tax expense	2019		2018		2017
The major components of income tax benefit are:
Current income tax benefit:
Current income tax benefit – R&D Claim	A$	(179,863)	A$	(1,420,752)	A$	(1,048,634)
Adjustment for prior year tax		—		34,956		—

Income tax benefit reported in profit or loss – R&D Claim	A$	(179,863)	A	(1,385,796)	A$	(1,048,634)

(b) Numerical reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense		(35,340,090)		(17,904,569)		(12,559,261)

	A$	(35,340,090)	A$	(17,904,569)		(12,559,261)

Tax at the Australian rate of 27.5% (2018: 27.5% and 2017: 27.5%)	A$	(9,718,525)	A$	(4,923,756)	A$	(3,767,778)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Other		4,847,621		1,464,746		792,798
Tax losses not brought to account		5,196,259		3,537,629		2,974,980
Research and development tax offset		(179,863)		(1,420,751)		(1,048,634)
Adjustment for prior year research and development tax offset		—		34,955		—
Adjustment due to change in tax rate		—		66,341		—

		145,492		(1,240,836)		(1,048,634)

Movement in deferred tax asset		—		—		41,629
Deferred tax assets not brought to account as realization is not considered probable		(325,355)		(144,960)		(41,629)

Income tax benefit	A$	(179,863)	A$	(1,385,796)		(1,048,634)

(c) Non-current assets – Deferred tax assets
The balance comprises temporary differences attributable to:
Provisions	A$	21,008	A$	122,243	A$	48,513
Property, plant and equipment		10,672		10,155		12,945
Intangible assets		802,179		1,025,616		735,400
Other		1,178		2,378		(766)

Total deferred tax assets	A$	835,037	A$	1,160,392	A$	796,092

Set off deferred tax liabilities pursuant to set-off provisions		—		—		—

	A$	835,037		1,160,392		796,092

Deferred tax assets not brought to account as realization is not considered probable		(835,037)		(1,160,392)		(796,092)

Deferred tax assets recognized	A$	—	A$	—	A$	—

Movements – Consolidated	Provisions		Plant and equipment		Intangible assets		Other		Total
At June 30, 2016	A$	81,984	A$	13,905	A$	611,343	A$	—	A$	707,232
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		(33,471)		(960)		124,057		(766)		88,770

At 30 June 2017	A$	48,513	A$	12,945	A$	735,400	A$	(766)	A$	796,092
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		73,730		(2,790)		(219,044)		3,144		(144,960)
(Charged) / credited directly to equity		—		—		509,260		—		509,260

At 30 June 2018		122,243		10,155		1,025,616		2,378		1,160,392

(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		(101,235)		517		(223,437)		(1,200)		(325,355)
(Charged) / credited directly to equity		—		—		—		—		—

At 30 June 2019		21,008		10,672		802,179		1,178		835,037

Unrecognized temporary differences
At June 30, 2019, there is no recognized or unrecognized deferred income tax liability (2018 and 2017: A$nil) for taxes that would be payable on the unremitted earnings of certain of the Company’s subsidiaries. The Company has no liability for additional taxation should unremitted earnings be remitted (2018 and 2017: A$nil).
Tax consolidation
(i) Members of the tax consolidated company and the tax sharing arrangement
Avita Medical Limited and its 100% owned Australian resident subsidiaries formed a tax consolidated group with effect from July 1, 2003. Avita Medical Limited is the parent entity of the tax consolidated group. Members of the group have not entered into a tax sharing arrangement or a tax funding arrangement.
(ii) Tax effect accounting by members of the tax consolidated group
No amounts have been recognized as tax consolidation contribution adjustments in preparing the accounts of Avita Medical Limited.